JPMORGAN EXCHANGE-TRADED FUND TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10172

June 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Exchange-Traded Fund Trust (the “Trust”)

File Nos. 333-191837 and 811-22903

Preliminary Proxy Material

Ladies and Gentlemen:

We hereby submit for filing, via EDGAR on behalf of the Trust pursuant to Section 14(a) under the Securities Exchange Act of 1934, the preliminary form of the proxy statement, form of proxy and notice of special meeting with respect to the special meeting of shareholders of the above-referenced registrant to be held on August 22, 2019. The proxy solicitation material will be released for distribution to shareholders as soon as practicable following staff review and clearance.

This preliminary proxy statement is being submitted for a proposed change in the Management Fee structure for all Funds in the Trust except for JPMorgan BetaBuilders U.S. Equity ETF and JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF.

Please contact the undersigned at 614-213-4020 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary